As filed with the SEC on March 18, 1999

Registration No. 33-24400

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                             [ ]
Post-Effective Amendment No. 16                         [x]

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No.   23                                      [x]

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)

82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)

Depositor's telephone number:  (800) 544-8888

_________________________________________________

RODNEY R. ROHDA
Chairman
Fidelity Investments Life Insurance Company
82 Devonshire Street
Boston, Massachusetts  02109
(Name and address of agent for service)

___________________________________________________________

Individual Variable Annuity Contracts: The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for the fiscal year ending December 31, 1997, was filed on March 30, 1998.

It is proposed that this filing will become effective (check appropriate space):

    immediately upon filing pursuant to paragraph (b) of rule 485
X on April 25, 1999, pursuant to paragraph (b) (1) (iii) of rule 485 60 days after filing pursuant to paragraph (a) (1) of rule 485
    on            , pursuant to paragraph (a) (1) of rule 485
    75 days after filing pursuant to paragraph (a) (2) of rule 485
    on            , pursuant to paragraph (a) (2) of rule 485

Page _ of _
Exhibit Index Appears on Page __



FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

March 18, 1999

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Zondra Bailes

RE:         Fidelity Investments Life
            Insurance Company:
            Fidelity Investments Variable
            Annuity Account I
            Registration No. (33-24400)
            Post-Effective Amendment No.
            16 to Registration Statement
            on Form N-4

Ladies and Gentlemen:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of Registration Statement No. 33-24400 by thirty days. The contents of Post-Effective Amendment No. 15, which we filed under Rule 485(a) on January 25, 1999, are hereby incorporated by reference into this letter. The effective date of Post-Effective Amendment No. 15 is March 26, 1999.

This submission of Post-Effective Amendment No. 16, under Rule 485(b)(1)(iii), extends the effective date by thirty days to April 25, 1999. A subsequent Rule 485(b) filing which we will forward in April 1999 will include the entire Registration Statement with all updates incorporated. This transmission contains a conformed signature page, the manually signed original of which, executed pursuant to Powers of Attorney dated April 4, 1996 and June 17, 1998, is maintained at the offices of the Registrant.

Please contact the undersigned at (617) 392-0496 in connection with any questions regarding this filing.

Very truly yours,

/s/ Tom Lynch
    Legal Department

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 18th day of March, 1999.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Rodney R. Rohda                  Attest: /s/ David J. Pearlman
        Rodney R. Rohda,                             David J. Pearlman
        President, Chairman,                         Secretary
        Chief Operating Officer
        and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 18th day of March, 1999.

Signature Title
/s/ Rodney R. Rohda   President, Chairman and Director
    Rodney R. Rohda   (Chief Executive Officer)
                      (Chief Operating Officer)
________________                            )
Joseph L. Kurtzer Jr. Treasurer             )
                                            )
________________                            )
Edward C. Johnson 3d  Director              )
                                            )
________________                            )
J. Gary Burkhead      Director              ) By:/s/David J. Pearlman
                                            )       David J. Pearlman
_________________                           )       (Attorney-in-Fact)
James C. Curvey       Director              )
                                            )
_________________                           )
John J. Remondi       Director              )
                                            )
_________________                           )
David C. Weinstein    Director              )
                                            )
_________________                           )
Stephen P. Jonas      Director              )